UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9603

                       AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2004

                  Date of reporting period: December 31, 2004


ITEM 1. REPORT TO STOCKHOLDERS.

                     [AMERICAN AADVANTAGE SELECT FUNDS LOGO]

--------------------------------------------------------------------------------

                               ANNUAL REPORT
                             DECEMBER 31, 2004

[GLOBE GRAPHIC]

                                                               Money Market Fund
                                               U.S. Government Money Market Fund

                           Managed by AMR Investments

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American AAdvantage Select Funds

Letter to Shareholders
--------------------------------------------------------------------------------

Fellow Shareholders:

Enclosed please find the Annual Report for the American AAdvantage Select Funds for the twelve months ended December 31, 2004. During this time, the American AAdvantage Select Funds outperformed their peers.

The year began with the lowest Fed Funds rate in 45 years at 1.0%. The U.S. economy in 2004 can best be characterized as experiencing modest inflation with a benign outlook. As a result, the Federal Reserve Board felt comfortable increasing the short-term interest rate by 125 basis points to 2.25%. Even at this level, the "real" interest rate is below historical levels.

The American AAdvantage Select Funds produced strong relative returns for the year. The Money Market Select Fund returned 1.33% for the year, outperforming the Lipper Institutional Money Market Average return of 1.00%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.29% versus 0.99% for the Average.

Looking forward, record trade deficits caused by a combination of the lower value of the dollar and higher crude prices will have to be watched closely. Although we expect continued increases in the Fed Funds rate, continued unfettered trade deficit increases could cause the Fed to tighten more aggressively. Thus, we will continue to actively manage the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Select Funds.

                                            Sincerely,

                                            /s/  WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Select Funds

American AAdvantage Select Funds

Market and Performance Overview
--------------------------------------------------------------------------------

The year began with an improving economic environment. However, while growth indicators were robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell-off in the fixed income market in anticipation that the Federal Open Market Committee (FOMC) would soon begin to raise the overnight Fed Funds rate. The first rate hike of 25 basis points occurred at the June 30th FOMC meeting, bringing the overnight Fed Funds target to 1.25%. The FOMC continued its tightening policy of 25 basis points at each of the remaining Fed meetings, bringing the Fed Funds target to 2.25% by the end of 2004.

Toward the end of the year, the U.S. economy gathered momentum, buoyed by a decisive result of the November Presidential election. Monthly non-farm payroll growth averaged over 200K, crude prices fell from their record highs, broad equity indexes rallied, and most retailers reported a strong holiday shopping season. Going forward, as long as productivity keeps pace with wage growth in a gradually tightening labor market, it appears the Fed has no incentive of abandoning its "measured" (25 basis point rate increases) policy adjustment stance absent a sharp rise in commodity prices or a sharp fall in the U.S. dollar.

As evidence mounted that money market interest rates would head higher in the second half of the year, the weighted-average maturity of the American AAdvantage Money Market Select Fund was allowed to roll down from above 50 days to about 30 days. This strategy enabled the Fund to take advantage of higher overnight rates. The rolldown became even more beneficial when the Fed raised the overnight rate 25 basis points to 1.25% from 1.00% at the June FOMC meeting. A shorter average maturity was maintained as the market began to anticipate further interest rate increases by the Fed. A large position in variable rate securities will likely be maintained in conjunction with a concentration in overnight investments as the weighted-average maturity of the Fund will likely remain in the 30 to 40 day range until evidence emerges that the Fed has completed its current tightening cycle.

For the twelve months ended December 31, 2004, the total return of the American AAdvantage Money Market Select Fund was 1.33%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.00% by 33 basis points. Lipper Analytical Services ranked the Fund 10th among 304 and 12th among 260 Institutional Money Market Funds for the one-year and three-years ended December 31, 2004, respectively.

At the beginning of the year, the investment manager to the American AAdvantage U.S. Government Money Market Select Fund maintained the Fund's weighted-average maturity between 50 and 60 days. This strategy was accomplished primarily by purchasing fixed rate agencies with maturities of six to nine months. In April, the fixed income market began to sell off sharply after the release of the strong March employment data and in anticipation of a Fed rate hike. In response, the weighted-average maturity of the Fund was shortened by investing the proceeds of maturing securities in overnight repurchase agreements or short dated agencies. This strategy proved to be a good move as the FOMC implemented its first rate hike of 25 basis points at the June 30th meeting. This increase took the overnight Fed Funds target to 1.25%. As the FOMC continued its monetary tightening policy of 25 basis points at each of the remaining Fed meetings, the Fund continued to buy variable rate and short dated fixed rate agencies. The year ended with the Fed Funds target at 2.25%, 125 basis points higher than at the start of 2004. In response to monetary policy, the weighted-average maturity of the Fund was shortened to around 15 days by year-end.

For the twelve months ended December 31, 2004, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 1.29%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.99% by 30 basis points. Lipper Analytical Services ranked the Fund 3rd among 142 and 4th among 124 Institutional U.S. Government Money Market Funds for the one-year and three-years ended December 31, 2004, respectively.

American AAdvantage Select Funds

--------------------------------------------------------------------------------

                               ANNUALIZED TOTAL RETURNS
                          ---------------------------------
                                   AS OF 12/31/04
                          ---------------------------------
                           1 YEAR     5 YEARS     10 YEARS
                          --------   ---------   ----------
Money Market (1,2)         1.33%       3.01%       4.29%
U.S. Government (1,3)      1.29%       2.89%       4.12%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Select Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through December 31, 2004 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period.
3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown from that date through December 31, 2004 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period.

Portfolio Statistics as of December 31, 2004
                               Money Market    U.S. Government
                               ------------    ---------------
7-Day Current Yield*               2.18%           2.15%
7-Day Effective Yield*             2.20%           2.18%
30-Day Yield*                      2.06%           2.07%
Weighted Average Msturity         35 Days         15 Days
Moody's Rating                      Aaa             Aaa
Standard & Poor's Rating            AAAm            AAAm

* Annualized. You may call 1-800-231-4252 to obtain the Fund's current seven day yield.

Money Market Portfolio - Top Ten Holdings as of December 31, 2004
                                            % of
                                         Net Assets
                                         ----------
Goldman Sachs Group                         5.5%
Bank of Scotland Treasury Services plc      5.4%
Toyota Motor Credit Corporation             4.8%
Southtrust Bank                             4.7%
National City Bank                          4.6%
ABN AMRO Bank                               4.6%
Wells Fargo & Company                       4.5%
Royal Bank of Canada                        3.7%
Societe Generale                            3.7%
Fifth Third Bank                            3.6%

Asset Allocation as of December 31, 2004
                                            % of
                                         Net Assets*
                                         ----------
Bank CDs, TDs, and Notes                   45.5%
Corporate Notes                            41.8%
Repurchase Agreements                       9.7%
Funding Agreements                          2.8%
Net Other Assets                            0.2%

* Percent of net assets portion of AMR Investment Services
Money Market Portfolio.

Asset Allocation as of December 31, 2004
                                            % of
                                         Net Assets*
                                         ----------
Government Securities                      53.5%
Repurchase Agreements                      52.4%
Net Other Liabilities                      -5.9%

* Percent of net assets portion of AMR Investment Services
U.S. Government Money Market Portfolio.

Fund Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Fund and held for the entire period from July 1, 2004 through December 31, 2004.

Actual Expenses
The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                 Beginning      Ending       Expenses
                  Account       Account     Paid During
                   Value         Value      the Period*
                   7/1/04      12/31/04   7/1/04-12/31/04
                 ---------    ---------   ---------------
Money Market
Actual           $1,000.00    $1,008.23        $0.61
Hypothetical     $1,000.00    $1,024.53        $0.61
  (5% return
  before expenses)

U.S. Government
Actual           $1,000.00    $1,008.06        $0.60
Hypothetical     $1,000.00    $1,024.54        $0.60
  (5% return
  before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.06% and 0.06% for the Money Market and U.S. Government Money Market Select Funds, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

            Report of Independent Registered Public Accounting Firm

Shareholders and Board of Trustees
American AAdvantage Money Market Select Fund
American AAdvantage U.S. Government Money Market Select Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Select Funds) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Select Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

Chicago, Illinois
February 18, 2005

American AAdvantage Select Funds

Statements of Assets And Liabilities   December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share and per share amounts

                                                                    U.S. Government
                                                Money Market          Money Market
                                               --------------       ---------------
Assets:
  Investments in Portfolio, at value.........  $    3,976,284         $     193,529
  Receivable from Manager for expense
    reimbursement (Note 2)...................              40                     -
                                               --------------       ---------------
TOTAL ASSETS.................................       3,976,324               193,529
                                               --------------       ---------------
Liabilities:
  Dividends payable..........................           3,090                   233
  Other liabilities..........................             131                     9
                                               --------------       ---------------
TOTAL LIABILITIES............................           3,221                   242
                                               --------------       ---------------
NET ASSETS...................................  $    3,973,103         $     193,287
                                               ==============       ===============
ANALYSIS OF NET ASSETS:
  Paid-in-capital............................  $    3,973,103         $     193,287
                                               --------------       ---------------
NET ASSETS...................................  $    3,973,103         $     193,287
                                               ==============       ===============

Shares outstanding (no par value)............   3,973,103,073           193,287,503
                                               ==============       ===============

Net asset value, offering and redemption
  price per share............................  $         1.00         $        1.00
                                               ==============       ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements of Operations   Year Ended December 31, 2004
--------------------------------------------------------------------------------
in thousands

                                                                     U.S. Government
                                                Money Market          Money Market
                                                ------------         ---------------
Investment Income Allocated From Portfolio:
  Interest income............................   $    60,684          $        2,873
  Portfolio Expenses.........................        (4,845)                   (226)
                                                ------------         ---------------
    Net investment income allocated
      from Portfolio.........................        55,839                   2,647
                                                ------------         ---------------
Fund Expenses:
  Transfer agent fees........................           128                       7
  Professional fees..........................            38                      --
  Registration fees and expenses.............            19                      --
  Other expenses.............................           133                       9
                                                ------------         ---------------
    Total fund expenses......................           318                      16
                                                ------------         ---------------
    Less reimbursement of expenses (Note 2)..            46                       2
                                                ------------         ---------------
    Net fund expenses........................           272                      14
                                                ------------         ---------------
Net Investment Income........................        55,567                   2,633
                                                ------------         ---------------
Realized Gain Allocated From Portfolio:
  Net realized gain on investments.........             169                      11
                                                ------------         ---------------
    Net gain on investments................             169                      11
                                                ------------         ---------------
Net increase in net assets resulting
  from operations..........................     $    55,736          $        2,644
                                                ============         ===============

                             See accompanying notes

American AAdvantage Select Funds

Statements Of Changes In Net Assets
--------------------------------------------------------------------------------
in thousands

                                              Money Market            U.S. Government Money
                                                                             Market
                                        -------------------------   -------------------------
                                         Year Ended December 31,     Year Ended December 31,
                                        -------------------------   -------------------------
                                           2004          2004          2004          2004
                                        -----------   -----------   -----------   -----------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.............    $    55,567   $    39,914   $     2,633   $     1,362
  Net realized gain (loss) on
      investments...................            169            31            11             5
                                        -----------   -----------   -----------   -----------
    Net increase in net assets
      resulting from operations.....         55,736        39,945         2,644        1,367
                                        -----------   -----------   -----------   -----------
Distributions To Shareholders:
  Net investment income.............        (55,567)      (39,916)       (2,633)       (1,362)
  Net realized gain on investments..           (169)          (22)          (11)           (5)
                                        -----------   -----------   -----------   -----------
    Distributions to shareholders...        (55,736)      (39,938)       (2,644)       (1,367)
                                        -----------   -----------   -----------   -----------
Capital Share Transactions (at $1.00 per share):
  Proceeds from sales of shares.....     55,001,001    52,230,559     1,169,538       721,183
  Reinvestment of dividends and
    distributions...................         30,516        16,049           772           109
  Cost of shares redeemed...........    (55,047,138)  (53,287,925)   (1,139,512)     (668,817)
                                        -----------   -----------   -----------   -----------
    Net increase (decrease) in net
      assets from capital share
      transactions..................        (15,621)   (1,041,317)       30,798        52,475
                                        -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets............................        (15,621)   (1,041,310)       30,798        52,475
                                        -----------   -----------   -----------   -----------
Net Assets:
  Beginning of period...............      3,988,724     5,030,034       162,489       110,014
                                        -----------   -----------   -----------   -----------
  End of period*....................    $ 3,973,103   $ 3,988,724   $   193,287   $   162,489
                                        ===========   ===========   ===========   ===========


                             See accompanying notes

American AAdvantage Select Funds

Notes To Financial Statements  December 31, 2004
--------------------------------------------------------------------------------

Note 1 - Organization and Significant Accounting Policies

Organization
American AAdvantage Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively, the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000, and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (73.55% and 77.56% at December 31, 2004, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments
The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income
Each Fund records its share of net investment income (loss) and realized gain
(loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

Dividends
The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Federal Income and Excise Taxes
It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

Expenses
Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

Valuation of Shares
The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that

American AAdvantage Select Funds

--------------------------------------------------------------------------------

affect the reported amounts in the financial statements. Actual results may differ from those estimated.

Other
Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Note 2 - Fees and Transactions with Affiliates
Reimbursement of Expenses
The Manager contractually agreed to reimburse each Fund for other expenses through December 31, 2004 to the extent that total annual Fund operating expenses exceed 0.12%. For the year ended December 31, 2004, the Manager reimbursed expenses totaling $46,276 and $2,418 to the Money Market and U.S. Government Money Market Select Funds, respectively.

Expense Reimbursement Plan
The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if a Fund's average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursed expenses subject to potential recovery totaling $8,002 and $11,073 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2006. Reimbursed expenses subject to potential recovery totaling $46,276 and $2,418 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2007.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

Note 3-Subsequent Event
Subsequent to December 31, 2004, AMR Investment Services, Inc. will become American Beacon Advisors, Inc. and the American AAdvantage Select Funds will be known as the American Beacon Select Funds. The name change becomes effective March 1, 2005.

American AAdvantage Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                               --------------------------------------------------------
                                                  2004        2003        2002       2001(B)      2000
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period.........  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                               ----------  ----------  ----------  ----------  ----------
  Net investment income(A)...................        0.01        0.01        0.02        0.04        0.06
  Less dividends from net investment income..       (0.01)      (0.01)      (0.02)      (0.04)      (0.06)
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, end of period...............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                               ==========  ==========  ==========  ==========  ==========
Total return.................................        1.33%       1.13%       1.81%       4.28%       6.58%
                                               ==========  ==========  ==========  ==========  ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $3,973,103  $3,988,724  $5,030,034  $5,589,030  $2,227,985
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%        0.12%       0.11%       0.12%       0.12%
    Net investment income....................       1.28%        1.14%       1.82%       3.84%       6.47%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................    0.00%(C)     0.00%(C)         --     0.00%(C)       0.03%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C)  Amount is less than 0.01% per share.

American AAdvantage U.S. Government Money Market Select Fund

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                Year Ended December 31,               December 1 to
                                               ------------------------------------    December 31,
                                                  2004        2003         2002           2001(B)
                                               ----------  ----------  ------------   -------------
Net asset value, beginning of period.........  $     1.00  $     1.00  $       1.00   $        1.00
                                               ----------  ----------  ------------   -------------
  Net investment income(A)...................        0.01        0.01          0.02              --(D)
  Less dividends from net investment income..       (0.01)      (0.01)        (0.02)             --(D)
                                               ----------  ----------  ------------   -------------
Net asset value, end of period...............  $     1.00  $     1.00  $       1.00   $        1.00
                                               ==========  ==========  ============   =============
Total return.................................        1.29%       1.11%         1.74%           0.20%(C)
                                               ==========  ==========  ============   =============
Ratios and supplemental data:
  Net assets, end of period (in thousands)...  $  193,287  $  162,489  $    110,014   $       2,822
  Ratios to average net assets (annualized)(A):
    Expenses.................................       0.12%        0.12%         0.12%           0.10%
    Net investment income....................       1.31%        1.09%         1.75%           2.06%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................     0.00%(E)       0.03%         0.03%             --

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)  Not annualized.

(D)  Amount is less than $0.01 per share.

(E)  Amount is less than 0.01%.

            Report of Independent Registered Public Accounting Firm

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

Chicago, Illinois
February 18, 2005

AMR Investment Services Money Market Portfolio

Schedule Of Investments  December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                       PAR
                                                                      AMOUNT        VALUE
                                                                    ----------    ----------
REPURCHASE AGREEMENTS (Note B) - 9.74%
Goldman Sachs, 2.29%, Due 1/3/2005                                  $  526,451    $  526,451
                                                                                  ----------
TOTAL REPURCHASE AGREEMENTS                                                          526,451
                                                                                  ----------

EURODOLLAR TIME DEPOSITS - 12.02%
ABN AMRO Bank, 2.18%, Due 1/3/2005                                  $  250,000    $  250,000
Royal Bank of Canada, 2.125%, Due 1/3/2005                             200,000       200,000
Societe Generale, 2.25%, Due 1/3/2005                                  200,000       200,000
                                                                                  ----------
       TOTAL TIME DEPOSITS                                                           650,000
                                                                                  ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (Note D) - 33.46%
Bank One, NA, 2.46%, Due 2/10/2005                                      25,000        25,007
Barclays Bank, 2.449%, Due 9/29/2005                                    50,000        49,968
Bayerische Landesbank, 2.21%, Due 5/9/2005                              75,000        75,011
BNP Paribas, 2.265%, Due 8/23/2005                                      65,000        64,976
Canadian Imperial Bank, 2.42%, Due 6/15/2005                           100,000        99,985
Credit Lyonnais, 2.385%, Due 9/12/2005                                  97,000        96,956
Credit Suisse First Boston Corporation, 2.559%, Due 9/26/2005          150,000       150,034
Fifth Third Bank, 2.21%, Due 11/14/2005                                197,000       196,906
National City Bank,
  2.13%, Due 1/3/2005                                                  200,000       200,000
  2.19%, Due 5/9/2005                                                   50,000        50,002
Societe Generale, 2.045%, Due 1/30/2006                                 50,000        49,954
Southtrust Bank,
  2.216%, Due 8/12/2005                                                150,000       149,976
  2.549%, Due 9/29/2005                                                 64,000        64,017
  2.43%, Due 12/14/2005                                                 40,000        39,989
SunTrust Bank, 2.02%, Due 10/3/2005                                     55,500        55,514
Toronto Dominion Bank, 2.38%, 9/12/2005                                100,000        99,952
UBS AG, 2.03%, Due 1/30/2006                                            50,000        49,954
Unicredito Italiano, 2.439%, Due 12/19/2005                            166,000       165,916
US Bank, NA, 2.485%, Due 12/29/2005                                    125,000       124,970
                                                                                  ----------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                  1,809,087
                                                                                  ----------

VARIABLE RATE PROMISSORY NOTES (Note D) - 5.55%
Goldman Sachs Group, 2.28%, Due 8/9/2005                               300,000       300,000
                                                                                  ----------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                          300,000
                                                                                  ----------

                             See accompanying notes

AMR Investment Services Money Market Portfolio

Schedule Of Investments  December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                     PAR
                                                                    AMOUNT        VALUE
                                                                  ----------    ----------
VARIABLE RATE FUNDING AGREEMENTS (Notes A and D) - 2.77%
Metropolitan Life Insurance Company,
  2.48%, Due 11/21/2005                                              100,000       100,000
  2.56%, Due 12/1/2005                                                50,000        50,000
                                                                                ----------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                      150,000
                                                                                ----------

MEDIUM-TERM NOTES - 36.28%
FIXED RATE - 5.41%
Bank of Scotland Treasury Services plc, 2.53%, Due 3/14/2005         292,360       292,403
                                                                                ----------
       TOTAL FIXED RATE                                                            292,403
                                                                                ----------

VARIABLE RATE (Note D) - 30.87%
American Honda Finance Corporation,
  2.183%, Due 1/13/2005                                               25,000        25,001
  2.386%, Due 2/11/2005                                               10,000        10,002
  2.14%, Due 4/11/2005, 144A (Note C)                                 60,000        60,021
  2.11%, Due 10/7/2005                                                25,000        25,018
Caterpillar Financial Services, 2.35%, Due 8/15/2005                  71,000        71,038
Citigroup, Incorporated, 2.28%, Due 2/7/2005                         170,965       170,983
Credit Suisse First Boston Corporation, 2.278%, Due 4/5/2005          45,000        45,032
General Electric Capital Corporation, 2.51%, Due 1/17/2006           180,000       180,000
General Electric Company, 2.15%, Due 10/24/2005                       43,975        44,002
Merrill Lynch & Company, Incorporated,
  2.37%, Due 1/13/2005                                               124,000       124,014
  2.37%, Due 1/18/2005                                                20,000        20,003
Monumental Global Funding II, 144A (Note C)
  2.146%, Due 7/1/2005                                                87,000        87,069
  2.06%, Due 7/6/2005                                                 55,000        55,015
Paccar Financial Corporation,
  2.04%, Due 4/15/2005                                                35,000        35,001
  2.00%, Due 7/11/2005                                                50,000        49,996
  2.44%, Due 9/16/2005                                                40,000        39,993
Salomon Smith Barney Holdings, Incorporated, 2.086%, Due 4/1/2005    100,000       100,030
Toyota Motor Credit Corporation,
  2.058%, Due 1/14/2005                                               50,000        50,001
  2.266%, Due 2/11/2005                                               50,000        50,002
  2.451%, Due 6/22/2005                                               41,500        41,494
  2.02%, Due 10/7/2005                                                70,000        70,007
  2.28%, Due 11/18/2005                                               50,000        50,003

                             See accompanying notes

AMR Investment Services Money Market Portfolio

Schedule Of Investments  December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                             PAR
                                                                            AMOUNT        VALUE
                                                                          ----------    ----------
US Bancorp, 2.65%, Due 9/16/2005                                              20,000        20,025
Wells Fargo and Company,
  2.57%, Due 3/24/2005                                                        80,000        80,015
  2.379%, Due 9/29/2005                                                       15,000        15,008
  2.373%, Due 1/13/2006, 144A (Note C)                                       150,000       150,000
                                                                                        ----------
       TOTAL VARIABLE RATE                                                               1,668,773
                                                                                        ----------
       TOTAL MEDIUM-TERM NOTES                                                           1,961,176
                                                                                        ----------
TOTAL INVESTMENTS - 99.82% (Cost $5,396,714)                                             5,396,714
                                                                                        ----------
OTHER ASSETS, NET OF LIABILITIES - 0.18%                                                     9,707
                                                                                        ----------
TOTAL NET ASSETS - 100%                                                                 $5,406,421
                                                                                        ==========

Based on the cost of investments of $5,396,714 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B)  Collateral held at Bank of New York for Goldman Sachs, 4.50% - 6.50%,
     Due 11/1/2009 - 12/1/2034, Total Value - $536,980.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,105 or 6.51% of net assets.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.



                             See accompanying notes

AMR Investment Services U.S. Government Money Market Portfolio

Schedule of Investments  December 31, 2004
--------------------------------------------------------------------------------
in thousands, except share amounts

                                                                PAR
                                                               AMOUNT        VALUE
                                                             ----------    ----------
REPURCHASE AGREEMENTS (Note A) - 52.40%
Banc of America Securities, LLC, 2.23%, Due 1/4/2005         $   15,000    $   15,000
Goldman Sachs, 2.29%, Due 1/3/2005                               50,737        50,737
UBS Tri Party,
  2.20%, Due 1/3/2005                                            45,000        45,000
  2.25%, Due 1/3/2005                                            20,000        20,000
                                                                           ----------
     TOTAL REPURCHASE AGREEMENTS                                              130,737
                                                                           ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 53.45%
Federal Home Loan Bank,
  Discount Note, 2.15%, Due 1/21/2005 (Note B)                    4,000         3,995
  Variable Rate Note, 1.11%, Due 7/26/2005 (Note C)              15,000        14,998
  Variable Rate Note, 1.10%, Due 8/2/2005 (Note C)               15,000        14,999
  Variable Rate Note, 0.993%, Due 10/5/2005 (Note C)              5,000         4,998
Federal Home Loan Mortgage Corporation,
  Discount Note, 2.29%, Due 1/24/2005 (Note B)                    3,600         3,595
  Discount Note, 2.29%, Due 2/1/2005 (Note B)                     5,000         4,990
  Agency Note, 3.875%, Due 2/15/2005                             10,000        10,020
  Discount Note, 2.395%, Due 3/15/2005 (Note B)                  10,000         9,951
  Variable Rate Note, 1.085%, Due 9/9/2005 (Note C)               5,000         5,001
Federal National Mortgage Association,
  Discount Note, 2.30%, Due 2/4/2005 (Note B)                     3,100         3,093
  Agency Note, 1.375%, Due 2/11/2005                             20,000        19,980
  Discount Note, 2.40%, Due 2/23/2005 (Note B)                    1,495         1,490
  Discount Note, 2.39%, Due 3/4/2005 (Note B)                     5,000         4,979
  Variable Rate Note, 0.98%, Due 10/3/2005 (Note C)              10,000         9,995
  Variable Rate Note, 1.47%, Due 10/3/2005 (Note C)               6,300         6,297
  Variable Rate Note, 1.05%, Due 12/9/2005 (Note C)              15,000        14,992
                                                                           ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                 133,373
                                                                           ----------
TOTAL INVESTMENTS - 105.85% (Cost $264,110)                                   264,110
                                                                           ----------
LIABILITIES, NET OF OTHER ASSETS - (5.85%)                                    (14,591)
                                                                           ----------
TOTAL NET ASSETS - 100%                                                    $  249,519
                                                                           ==========

Based on the cost of investments of $264,110 for federal income tax purposes at December 31, 2003, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for BanC of America Securities, LLC, 5.00%, Due 4/1/2034, Total Value - $15,300; and Goldman Sachs, 5.50%, Due 2/1/2019 - 11/1/2034, Total Value - $51,751; and at JP Morgan Chase Bank for UBS Securities, LLC, 2.851 - 4.102%, Due 11/1/2033 - 12/1/2034, Total Value
    - $66,103.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Assets and Liabilities  December 31, 2004
--------------------------------------------------------------------------------
in thousands

                                                                              U.S. Government
                                                         Money Market          Money Market
                                                         ------------         ---------------
Assets:
  Investments in securities at value
    (cost - $4,870,263 and $133,373, respectively).....  $  4,870,263          $      133,373
  Repurchase agreements (cost - $526,451 and $130,737,
    respectively)......................................       526,451                 130,737
  Dividends and interest receivable....................        10,311                     443
                                                         ------------          --------------
Total assets...........................................     5,407,025                 264,553
                                                         ------------          --------------
Liabilities:
  Payable for investments purchased....................            --                  15,000
  Management and investment advisory fees
    payable (Note 2)...................................           422                      22
  Other liabilities....................................           182                      12
                                                         ------------          --------------
Total liabilities......................................           604                  15,034
                                                         ------------          --------------
Net assets applicable to investors' beneficial
  interests............................................  $  5,406,421          $      249,519
                                                         ============          ==============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements Of Operations  Year Ended December 31, 2004
--------------------------------------------------------------------------------
in thousands

                                                                            U.S. Government
                                                       Money Market          Money Market
                                                       ------------         ---------------
Investment Income:
  Interest income...................................   $    77,015          $        3,739
                                                       ------------         ---------------
    Total investment income.........................        77,015                   3,739
                                                       ------------         ---------------
Expenses:
  Management and investment advisory fees (Note 2)..         5,461                     265
  Custodian fees....................................           382                      19
  Professional fees.................................           132                       3
  Other expenses....................................           125                      11
                                                       ------------         ---------------
    Total expenses..................................         6,100                     298
                                                       ------------         ---------------
Net Investment Income...............................        70,915                   3,441
                                                       ------------         ---------------
Realized Gain on Investments:
  Net realized gain on investments..................           208                      15
                                                       ------------         ---------------
    Net gain on investments.........................           208                      15
                                                       ------------         ---------------
Net increase in net assets resulting from operations   $    71,123          $        3,456
                                                       ============         ===============

                             See accompanying notes

AMR Investment Services Trust Portfolios

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
in thousands

                                                         Money Market            U.S. Government Money
                                                                                       Market
                                                  --------------------------   -------------------------
                                                    Year Ended December 31,     Year Ended December 31,
                                                  --------------------------   -------------------------
                                                     2004           2003          2004          2003
                                                  -----------   ------------   -----------   -----------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income.......................    $    70,915   $     52,671   $     3,441   $     3,099
  Net realized gain on investments............            208             42            15             9
                                                  -----------   ------------   -----------   -----------
    Total increase in net assets
      resulting from operations...............         71,123         52,713         3,456         3,108
                                                  -----------   ------------   -----------   -----------
Transactions in Investors' Beneficial Interests:
  Contributions...............................     59,602,193     55,478,689     1,351,736     1,085,963
  Withdrawals.................................    (59,216,512)   (57,817,456)   (1,340,743)   (1,324,638)
                                                  -----------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from transactions in
      investors' beneficial interests.........        385,681     (2,338,767)       10,993      (238,675)
                                                  -----------   ------------   -----------   -----------
Net increase (decrease) in net assets.........        456,804     (2,286,054)       14,449      (235,567)
                                                  -----------   ------------   -----------   -----------
Net Assets:
  Beginning of period.........................      4,949,617      7,235,671       235,070       470,637
                                                  -----------   ------------   -----------   -----------
  End of period...............................    $ 5,406,421   $  4,949,617   $   249,519   $   235,070
                                                  ===========   ============   ===========   ===========

                             See accompanying notes

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                              Money Market
                                                ----------------------------------------
                                                        Year Ended December 31,
                                                ----------------------------------------
                                                 2004     2003     2002     2001     2000
                                                ------   ------   ------   ------   ------
Total Return:.................................   1.34%    1.13%    1.81%    4.30%     N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................   0.11%    0.11%    0.11%    0.11%    0.11%
    Net investment income.....................   1.30%    1.14%    1.81%    3.95%    6.40%

AMR Investment Services Trust Portfolios

Financial Highlights
--------------------------------------------------------------------------------

                                                                 U.S. Government Money Market
                                                ------------------------------------------------------------
                                                  Year Ended December 31,
                                                ------------------------------------------
                                                 2004     2003     2002     2001     2000
                                                ------   ------   ------   ------   ------
Total Return:.................................   1.30%    1.11%    1.74%    4.24%     N/A
Ratios to Average Net Assets (Annualized):
    Expenses..................................   0.11%    0.12%    0.12%    0.11%    0.13%
    Net investment income.....................   1.30%    1.13%    1.71%    3.99%    6.27%

AMR Investment Services Trust

Notes to Financial Statements  December 31, 2004
--------------------------------------------------------------------------------

Note 1-Organization and Significant Accounting Policies

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies.
These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation
Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes
The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolios will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other
Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Note 2-Transactions with Affiliates

Management Agreement
The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the

AMR Investment Services Trust

--------------------------------------------------------------------------------

Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Interfund Lending Program
Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the year ended December 31, 2004, the Money Market Portfolio earned $1,070 under the credit facility. This amount is included in interest income on the financial statements.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to
its officers.  Unaffiliated   trustees  and   their  spouses  are  provided
free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

Note 3-Subsequent Event
Subsequent to December 31, 2004, the AMR Investment Services Money Market Portfolios will become the American Beacon Master Money Market Portfolios. The name change becomes effective March 1, 2005.

Special Meeting of Shareholders
(Unaudited)
--------------------------------------------------------------------------------
A special meeting of shareholders of the American AAdvantage Select
Funds (the "Trust") was held on August 11, 2004. The meeting related to each series of the Trust (the "Funds"). The purpose of the meeting was to consider proposals regarding: (i) re-election of the five current Trustees and the election of three additional Trustees and (ii) changes to certain fundamental investment policies of the Funds. The Funds currently operate under a "master-feeder" structure, pursuant to which a Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (each a "Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Fund. Interestholders of the AMR Trust, including the Funds, held a separate meeting to elect Trustees and to vote on proposed changes to certain fundamental investment policies of the Portfolios. In addition, the interestholders voted on whether to approve a Conversion Agreement pursuant to which the AMR Trust would convert from a New York common trust to a Massachusetts business trust. Shareholders of each Fund were asked to provide voting instructions to the AMR Trust meeting. Each Fund cast its votes at the AMR Trust meeting in the same proportion as the votes cast by the Fund's shareholders.

     Proposals 1, 3 and 5 were Trust-level matters and therefore required a majority of the shareholders of the Trust to vote to achieve a quorum. Proposals 2 and 4 were Fund-level matters and therefore required a majority of the shareholders of a Fund to vote to achieve a quorum for that Fund. A quorum of the Trust was present for Proposals 1, 3 and 5, and each proposal was approved by shareholders. A quorum of each Fund was present for Proposals 2 and 4, and each proposal was approved by shareholders. The voting results for each Proposal are presented in the following tables.

(1) Elected the following Trustees to the Trust's Board of Trustees: W. Humphrey Bogart, Brenda A. Cline, Alan D. Feld, Richard A. Massman, Stephen D. O'Sullivan, William F. Quinn, R. Gerald Turner, and Kneeland Youngblood.

                                 Trust
                                 -----
                        FOR            WITHHELD
                 -----------------   ---------------
BOGART           2,537,673,977.270             0.000
CLINE            2,537,673,977.270             0.000
FELD             2,275,756,371.270   261,917,606.000
MASSMAN          2,537,673,977.270             0.000
O'SULLIVAN       2,537,673,977.270             0.000
QUINN            2,537,673,977.270             0.000
TURNER           2,537,673,977.247             0.000
YOUNGBLOOD       2,537,673,977.270             0.000

(2)(a) Approved a change to the fundamental investment limitation on investments in commodities.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(2)(b) Approved a change to the fundamental investment limitation on lending securities.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(2)(c) Approved the deletion of the fundamental investment limitation on affiliated transactions.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(2)(d) Approved a change to the fundamental investment limitation on the issuance of senior securities.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(2)(e) Approved a change to the fundamental investment limitation on borrowing.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(2)(f) Approved a change to the fundamental investment limitation on concentration of investments in the banking industry.

               Money Mkt
           -----------------
FOR        1,921,217,467.270
AGAINST                0.000
ABSTAIN                0.000
BROKER
 NON-VOTES*  471,873,825.000

(3) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to elect a Board of Trustees.

                                 Trust
                                 -----
                        FOR            WITHHELD
                 -----------------   ---------------
BOGART           2,537,673,977.270             0.000
CLINE            2,537,673,977.270             0.000
FELD             2,275,756,371.270             0.000
MASSMAN          2,537,673,977.270             0.000
O'SULLIVAN       2,537,673,977.270             0.000
QUINN            2,537,673,977.270             0.000
TURNER           2,537,673,977.270             0.000
YOUNGBLOOD       2,537,673,977.270             0.000

(4)(a) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on investments in commodities with respect to the corresponding Portfolio of the AMR Trust.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(4)(b) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on lending securities with respect to the corresponding Portfolio of the AMR Trust.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(4)(c) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve the deletion of the fundamental investment limitation on affiliated transactions with respect to the corresponding Portfolio of the AMR Trust.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(4)(d) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on the issuance of senior securities with respect to the corresponding Portfolio of the AMR Trust.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000

(4)(e) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on borrowing with respect to the corresponding Portfolio of the AMR Trust.

               Money Mkt         Gov Money Mkt
           -----------------    ---------------
FOR        1,921,217,467.270    144,582,685.000
AGAINST                0.000              0.000
ABSTAIN                0.000              0.000
BROKER
 NON-VOTES*  471,873,825.000              0.000


(4)(f) Authorized the Trust, on behalf of the Money Market Mileage Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on concentration of investments in the banking industry with respect to the corresponding Portfolio of the AMR Trust.

               Money Mkt
           -----------------
FOR        1,921,217,467.270
AGAINST                0.000
ABSTAIN                0.000
BROKER
 NON-VOTES*  471,873,825.000

(5) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a Conversion Agreement.

                 Trust
           -----------------
FOR        1,921,238,456.270
AGAINST      144,561,696.000
ABSTAIN                0.000
BROKER
 NON-VOTES*  471,873,825.000

---------------------
* Certain broker-dealers, third party administrators and other intermediaries who offer Fund shares to their clients vote on behalf of their clients in favor of routine proposals (e.g., Proposals 1 and 3), while entering a "non-vote" for all non-routine proposals. If the underlying clients do not themselves vote the non-routine proposals, the shares remain in the broker non-vote category and effectively count as "against" votes.

Trustees and Officers of the Trust and the AMR Investment Services Trust (Unaudited)
--------------------------------------------------------------------------------

The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-231-4252.

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT
NAME, AGE AND ADDRESS         WITH EACH TRUST         DIRECTORSHIPS
---------------------        -----------------   ---------------------------------------------------------
INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

William F. Quinn** (56)       President and      President (1986-Present) and Director (2001-Present), AMR
                              Trustee of AMR     Investment Services, Inc.;Chairman (1989-2003) and
                             Trust since 1995    Director (1979-1989, 2003-Present), American Airlines
                              and the Trust      Federal Credit Union; Director, Crescent Real Estate
                                since 1999       Equities, Inc. (1994-Present); Director, Pritchard,Hubble
                                                 & Herr, LLC (investment adviser) (2001-Present); Director
                                                 of Investment Committee, Southern Methodist University
                                                 Endowment Fund (1996-Present); Member of Advisory Board,
                                                 Southern Methodist University Cox School of Business
                                                 (1999-2002); Member of Pension Manager Committee, New York
                                                 Stock Exchange (1997-1998, 2000-2002); Vice Chairman,
                                                 Committee for the Investment of Employee Benefits (2004-
                                                 Present); Chairman of Defined Benefit Sub-Committee,
                                                 Committee for the Investment of Employee Benefits (1982-2004);
                                                 Director, United Way of Metropolitan Tarrant County (1988-2000,
                                                 2004-Present): Trustee, American AAdvantage Funds (1987-
                                                 Present); Trustee, American AAdvantage Mileage Funds (1995-
                                                 -Present).

Alan D. Feld** (68)           Trustee of AMR     Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                             Trust since 1996    (1960-Present); Director, Clear Channel Communications
                              and the Trust      (1984-Present); Trustee, CenterPoint Properties, Inc.
                               since 1999        (1994-Present); Trustee, American AAdvantage Funds
                                                 (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1996-Present).

NON-INTERESTED TRUSTEES
                                    TERM
                             ------------------
                             Lifetime of Trust
                               until removal,
                               resignation or
                                retirement*

W. Humphrey Bogart (60)      Trustee since 2004  Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); Board Member, Baylor University Medical
                                                 Center Foundation (1992-2004); Trustee, American AAdvantage
                                                 Funds (2004-Present); Trustee, American AAdvantage Mileage
                                                 Funds (2004-Present).

Brenda A. Cline (44)         Trustee since 2004  Vice President, Chief Financial Officer, Treasurer and
                                                 Secretary, Kimbell Art Foundation (1993-Present); Trustee,
                                                 Texas Christian University (1998-Present); Trustee, W.I. Cook
                                                 Foundation, Inc. (d/b/a Cook Children's Health Foundation)
                                                 (2001-Present); Trustee, American AAdvantage Funds (2004-
                                                 Present); Trustee, American AAdvantage Mileage Funds (2004-
                                                 Present).

Richard A. Massman (61)      Trustee since 2004  Senior Vice President and General Counsel, Hunt Consolidated,
                                                 Inc. (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present);
                                                 Trustee, American AAdvantage Funds (2004-Present); Trustee,
                                                 American AAdvantage Mileage Funds (2004-Present).

Stephen D. O'Sullivan (69)    Trustee of AMR     Consultant (1994-Present); Trustee, American AAdvantage
                             Trust since 1995    Funds (1987-Present); Trustee, American AAdvantage Mileage
                              and the Trust      Funds (1995-Present).
                               since 1999

Trustees and Officers of the Trust and the AMR Investment Services Trust (Unaudited) (Continued)
--------------------------------------------------------------------------------

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT
NAME, AGE AND ADDRESS         WITH EACH TRUST         DIRECTORSHIPS
---------------------        -----------------   ---------------------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)

R. Gerald Turner (59)        Trustee since 2001  President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996- Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001- 2003); Director, Kronus
                                                 Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                 Director, First Broadcasting Investment Partners, LLC
                                                 (2003-Present); Member, United Way of Dallas Board of
                                                 Directors; Member, Salvation Army of Dallas Board of
                                                 Directors; Member, Methodist Hospital Advisory Board;
                                                 Member, Knight Commission on Intercollegiate Athletics;
                                                 Trustee, American AAdvantage Funds (2001-Present);
                                                 Trustee, American AAdvantage Mileage Funds (2001-Present).

Kneeland Youngblood (49)      Trustee of AMR     Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court           Trust since 1996    equity firm) (1998-Present); Director, Burger King Corporation
Suite 1740                     and the Trust     (2004-Present); Trustee, The Hockaday School (1997-Present);
Dallas, Texas 75201             since 1999       Director, Starwood Hotels and Resorts (2001-Present); Member,
                                                 Council on Foreign Relations (1995-Present); Director, Just For
                                                 the Kids (1995-2001); Director, L&B Realty Advisors (1998-2000);
                                                 Trustee, Teachers Retirement System of Texas (1993-1999);
                                                 Director, Starwood Financial Trust (1998-2001); Trustee, St.
                                                 Mark's School of Texas (2002-Present); Trustee, American
                                                 AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                 Mileage Funds (1996-Present).

OFFICERS
                                    TERM
                             ------------------
                                  One Year

Brian E. Brett (44)             VP since 2004    Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (2004-Present); Regional Vice President, Neuberger Berman,
                                                 LLC (investment adviser) (1996-2004).

Nancy A. Eckl (42)             VP of AMR Trust   Vice President, Trust Investments, AMR Investment Services,
                             since 1995 and the  Inc. (1990-Present).
                              Trust since 1999

Michael W. Fields (50)         VP of AMR Trust   Vice President, Fixed Income Investments, AMR Investment
                             since 1995 and the  Services, Inc. (1988-Present).
                              Trust since 1999

Barry Y. Greenberg (41)        VP of AMR Trust   Vice President, Legal, Compliance and Administration, AMR
                             since 1995 and the  Investment Services, Inc. (1995-Present); Director, Pritchard,
                             Trust since 1999    Hubble & Herr, LLC (investment adviser) (2004-Present).
                              Secretary since
                                   2004

Rebecca L. Harris (38)       Treasurer of AMR    Vice President, Finance, AMR Investment Services, Inc.
                             Trust since 1995    (1995- Present).
                              and the Trust
                               since 1999

John B. Roberson (46)          VP of AMR Trust   Vice President, Client Relations & Special Projects, AMR
                             since 1995 and the  Investment Services, Inc. (2004-Present); Vice President,
                              Trust since 1999   Director of Sales, AMR Investment Services, Inc. (1991-2004);
                                                 Director, Pritchard, Hubble & Herr, LLC (investment adviser)
                                                 (2001-Present).


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Mr. Quinn is deemed to be an "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act, because Mr. Quinn is President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the AMR Trust's sub-advisers.

American AAdvantage Select Funds

Privacy Policy
(Unaudited)
--------------------------------------------------------------------------------

The American AAdvantage Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                      This page intentionally left blank.

                                  [BACK COVER]

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's audit committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees   Fiscal Year Ended
----------   -----------------
 $3,317         12/31/2003
 $3,238         12/31/2004

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
       $0                12/31/2003
       $0                12/31/2004

(c)

Tax Fees    Fiscal Year Ended
--------    -----------------
 $1,500*       12/31/2003
 $0            12/31/2004

* For review of 2002 tax returns

(d)

All Other Fees    Fiscal Year Ended
--------------    -----------------
     $0              12/31/2003
     $0              12/31/2004

(e)(1) Pursuant to its charter, the Trust's audit committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

     - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trust's financial statements, and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors;
     - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trust, an investment adviser to any series of the Trust or any entity controlling, controlled by, or under common control with an investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;
     - to review the arrangements for and scope of the annual audit and any special audits; and
     - to review and approve the fees proposed to be charged to the Trust by the auditors for each audit and non-audit service.

The audit committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not Applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $1,500       $0                     N/A                     12/31/2003
  $0           $0                     N/A                     12/31/2004

(h)     Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2005


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 9, 2005